Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Intangible Assets
Schedule of other intangible assets

	Technology	Software	Others	Total
	(in thousands)
Cost
Balance at January 1, 2019	$13,171	5,194	2,750	21,115
Additions	-	152	-	152
Disposals	-	-	-	-
Effect of exchange rate changes	-	(4)	39	35
Balance at December 31, 2019	13,171	5,342	2,789	21,302
Acquisitions through business combinations	-	41	663	704
Additions	-	87	-	87
Transfer from other current assets	-	21	-	21
Disposals	-	-	-	-
Effect of exchange rate changes	-	15	(8)	7
Balance at December 31, 2020	$13,171	5,506	3,444	22,121

Accumulated Amortization
Balance at January 1, 2019	$6,189	4,017	131	10,337
Amortization for the year	1,492	602	119	2,213
Disposals	-	-	-	-
Effect of exchange rate changes	-	(4)	6	2
Balance at December 31, 2019	7,681	4,615	256	12,552
Amortization for the year	1,105	464	154	1,723
Transfer from other current assets	-	-	-	-
Disposals	-	-	-	-
Effect of exchange rate changes	-	13	(43)	(30)
Balance at December 31, 2020	$8,786	5,092	367	14,245

Carrying amounts
At December 31, 2019	$5,490	727	2,533	8,750
At December 31, 2020	$4,385	414	3,077	7,876

Schedule of estimated useful lives of other intangible assets	Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others (except for trademark)	7-15	years